Exhibit 99.11

Data Compare Summary (Total)

Run Date - 9/22/2025 2:57:32 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	7	324	2.16%	324
State	0	324	0.00%	324
Zip	0	324	0.00%	324
Note Date	5	324	1.54%	324
Original Loan Amount	0	324	0.00%	324
Amortization Term	0	324	0.00%	324
Original Interest Rate	0	324	0.00%	324
Borrower Qualifying FICO	5	323	1.55%	324
Coborrower Qualifying FICO	2	209	0.96%	324
Amortization Type	0	324	0.00%	324
Representative FICO	3	324	0.93%	324
Property Type	6	324	1.85%	324
Interest Only	0	324	0.00%	324
Lien Position	0	324	0.00%	324
Occupancy	0	324	0.00%	324
Purpose	0	324	0.00%	324
Appraised Value	0	324	0.00%	324
Contract Sales Price	11	324	3.40%	324
Balloon Flag	0	324	0.00%	324
Original CLTV	1	324	0.31%	324
Original LTV	1	324	0.31%	324
Origination Channel	0	324	0.00%	324
Appraisal Effective Date	1	324	0.31%	324
Investor: Qualifying Total Debt Ratio	15	324	4.63%	324
Initial Rate Lock Date	68	324	20.99%	324
Total	125	7,984	1.57%	324